American Funds Portfolio SeriesSM
American Funds
Global Growth PortfolioSM
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 70%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	17,549,779	$ 919,257
New Perspective Fund, Class R-6	16,444,723	739,026
The Growth Fund of America, Class R-6	10,945,274	554,488
SMALLCAP World Fund, Inc., Class R-6	6,410,012	372,806
		2,585,577
Growth-and-income funds 30%
Fundamental Investors, Class R-6	9,288,521	555,082
Capital World Growth and Income Fund, Class R-6	11,331,642	552,191
		1,107,273
Total investment securities 100% (cost: $3,454,114,000)		3,692,850
Other assets less liabilities 0%		(1,325)
Net assets 100%		$3,691,525
American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth PortfolioSM
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 65%	Shares	Value (000)
AMCAP Fund, Class R-6	51,333,277	$ 1,683,731
The Growth Fund of America, Class R-6	33,114,396	1,677,575
EuroPacific Growth Fund, Class R-6	23,944,111	1,254,193
SMALLCAP World Fund, Inc., Class R-6	14,536,445	845,440
		5,460,939
Growth-and-income funds 35%
Fundamental Investors, Class R-6	28,095,631	1,678,995
The Investment Company of America, Class R-6	32,769,981	1,260,333
		2,939,328
Total investment securities 100% (cost: $7,558,374,000)		8,400,267
Other assets less liabilities 0%		(2,763)
Net assets 100%		$8,397,504
American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 9

American Funds Growth and Income PortfolioSM
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 15%	Shares	Value (000)
The Growth Fund of America, Class R-6	28,799,208	$1,458,968
Growth-and-income funds 50%
The Investment Company of America, Class R-6	63,258,079	2,432,906
Capital World Growth and Income Fund, Class R-6	49,722,593	2,422,982
		4,855,888
Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	23,922,294	1,456,389
American Balanced Fund, Class R-6	35,346,974	973,102
		2,429,491
Fixed income funds 10%
The Bond Fund of America, Class R-6	74,790,757	982,003
Total investment securities 100% (cost: $9,003,256,000)		9,726,350
Other assets less liabilities 0%		(3,571)
Net assets 100%		$9,722,779
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 9

American Funds Moderate Growth and Income PortfolioSM
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	19,856,727	$ 892,361
Growth-and-income funds 25%
Capital World Growth and Income Fund, Class R-6	27,459,730	1,338,112
Washington Mutual Investors Fund, Class R-6	19,348,202	895,435
		2,233,547
Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	81,234,253	2,236,380
American Funds Global Balanced Fund, Class R-6	68,371,935	2,234,395
		4,470,775
Fixed income funds 15%
The Bond Fund of America, Class R-6	102,986,968	1,352,219
Total investment securities 100% (cost: $8,138,772,000)		8,948,902
Other assets less liabilities 0%		(3,311)
Net assets 100%		$8,945,591
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2019 (000)
Equity-income and Balanced funds 25%
American Funds Global Balanced Fund, Class R-6	63,071,707	5,300,228	—	68,371,935	$—	$143,196	$38,150	$2,234,395
American Funds Portfolio Series — American Funds Moderate Growth and Income Portfolio — Page 4 of 9

American Funds Conservative Growth and Income PortfolioSM
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	25,139,180	$1,055,594
Equity-income and Balanced funds 50%
The Income Fund of America, Class R-6	58,394,751	1,318,553
Capital Income Builder, Class R-6	21,642,898	1,317,620
		2,636,173
Fixed income funds 30%
American High-Income Trust, Class R-6	79,055,224	800,039
U.S. Government Securities Fund, Class R-6	57,466,264	798,207
		1,598,246
Total investment securities 100% (cost: $4,948,695,000)		5,290,013
Other assets less liabilities 0%		1,137
Net assets 100%		$5,291,150
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2019 (000)
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	54,399,391	4,921,854	1,854,981	57,466,264	$(407)	$38,348	$13,223	$798,207
American Funds Portfolio Series — American Funds Conservative Growth and Income Portfolio — Page 5 of 9

American Funds Tax-Advantaged Growth and Income PortfolioSM
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	11,134,993	$ 542,608
Washington Mutual Investors Fund, Class R-6	8,778,776	406,282
American Mutual Fund, Class R-6	9,673,271	406,180
		1,355,070
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	42,003,989	685,925
The Tax-Exempt Bond Fund of America, Class R-6	51,582,662	685,534
		1,371,459
Total investment securities 100% (cost: $2,564,922,000)		2,726,529
Other assets less liabilities 0%		(577)
Net assets 100%		$2,725,952
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2019 (000)
Tax-exempt fixed income funds 25%
American High-Income Municipal Bond Fund, Class R-6	36,848,019	5,920,174	764,204	42,003,989	$(217)	$32,735	$17,907	$685,925
American Funds Portfolio Series — American Funds Tax-Advantaged Growth and Income Portfolio — Page 6 of 9

American Funds Preservation PortfolioSM
Investment portfolio
July 31, 2019
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	65,775,331	$ 889,283
Short-Term Bond Fund of America, Class R-6	59,643,359	592,855
		1,482,138
Total investment securities 100% (cost: $1,483,451,000)		1,482,138
Other assets less liabilities 0%		(551)
Net assets 100%		$1,481,587
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2019 (000)
Fixed income funds 40%
Short-Term Bond Fund of America, Class R-6	55,795,584	6,310,276	2,462,501	59,643,359	$(242)	$9,325	$9,440	$592,855
American Funds Portfolio Series — American Funds Preservation Portfolio — Page 7 of 9

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio
July 31, 2019
unaudited
Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,257,622	$ 306,775
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,902,310	131,474
		438,249
Total investment securities 100% (cost: $438,100,000)		438,249
Other assets less liabilities 0%		(61)
Net assets 100%		$438,188
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2019 (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	18,254,879	3,217,011	2,214,268	19,257,622	$ (435)	$ 11,432	$ 5,066	$ 306,775
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,045,239	2,224,440	1,367,369	12,902,310	(69)	2,852	1,656	131,474
Total 100%					$(504)	$14,284	$6,722	$438,249
American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 8 of 9

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2019, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-900-0919O-S73080	American Funds Portfolio Series — Page 9 of 9